Related Party Transactions (Detail Textuals) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Loans outstanding to related parties	$ 3,193,470	$ 3,523,047	$ 3,852,658
Deposits from related parties	$ 2,581,000	$ 3,112,000